Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001016073
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2020
Prospectus Date	rr_ProspectusDate	Apr. 30, 2020
DRIEHAUS EMERGING MARKETS GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Emerging Markets Growth Fund Investor Shares: DREGX Institutional Shares: DIEMX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Emerging Markets Growth Fund seeks to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers, and under normal market conditions, invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets companies. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund generally defines an "emerging market" as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics. The Fund may invest in companies with limited operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund's growth style of investing are based on the determination that a company's revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo a positive second-derivative shift in growth and earnings trajectories. This decision involves evaluating fundamental factors, including the company's business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The investment adviser also takes environmental, social and governance ("ESG") factors into account when evaluating investment opportunities. The evaluation of behavioral and macro factors represent significant aspects of the investment adviser's philosophy and are integrated into the investment adviser's bottom-up analysis on individual securities. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund's investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company's growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares. Due to the uncertainty caused by pandemic risks, global markets may experience increased volatility which could adversely affect the performance of the Fund's investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; U.S. and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Allocation Risk. The Fund's overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

Risks of Investment in Asia. Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and overextension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The Asian region, and particularly China and South Korea, may be adversely affected by political, military, economic, and other factors related to North Korea.

Risk of Investing in China. The Chinese economy may be negatively impacted by trade or political disputes with China's major trading partners, including the U.S., a decrease in the global demand for Chinese exports or a reduction in spending by Chinese consumers on domestic products. The central government in China has historically exercised significant control over China's economy through state ownership and administrative regulation. Government action could have a substantial adverse effect on economic conditions in China, the economic prospects for and the market prices and liquidity of the securities of Chinese companies and the payment of dividends and interest by Chinese companies. In addition, expropriation, including nationalization; confiscatory taxation, political, economic or social instability, environmental issues, or other developments could adversely affect and significantly diminish the value of the Chinese companies in which the Fund invests.

Manager Risk. How the Fund's investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the investment adviser's investment strategy does not achieve the Fund's objective or the investment adviser does not implement the strategy successfully.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility—or variability—of the Fund's Investor Shares annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of two broad-based securities indices. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility—or variability—of the Fund's Investor Shares annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of two broad-based securities indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The additional index shows how the Fund’s performance compares with the returns of an index with a growth bias.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 21.17% (quarter ended 9/30/10) and the lowest return for a quarter was -18.65% (quarter ended 9/30/11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Shares and after-tax returns for Institutional Shares will vary from Investor Shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown only for Investor Shares and after-tax returns for Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

For periods prior to the inception of the Institutional Shares class (July 17, 2017), the performance shown above for the Institutional Shares is based on the historical performance of the Fund's Investor Shares. Institutional Shares would have substantially similar annual returns because the shares are invested in the same portfolio and would differ only to the extent that the shares do not have the same expenses.

DRIEHAUS EMERGING MARKETS GROWTH FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DREGX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.02%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[1]
One Year	rr_ExpenseExampleYear01	$ 146
Three Years	rr_ExpenseExampleYear03	452
Five Years	rr_ExpenseExampleYear05	782
Ten Years	rr_ExpenseExampleYear10	$ 1,713
Annual Return 2010	rr_AnnualReturn2010	23.56%
Annual Return 2011	rr_AnnualReturn2011	(15.02%)
Annual Return 2012	rr_AnnualReturn2012	(19.51%)
Annual Return 2013	rr_AnnualReturn2013	8.92%
Annual Return 2014	rr_AnnualReturn2014	(5.96%)
Annual Return 2015	rr_AnnualReturn2015	(10.49%)
Annual Return 2016	rr_AnnualReturn2016	5.88%
Annual Return 2017	rr_AnnualReturn2017	42.52%
Annual Return 2018	rr_AnnualReturn2018	(16.26%)
Annual Return 2019	rr_AnnualReturn2019	25.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.65%)
1 Year	rr_AverageAnnualReturnYear01	25.34%
5 Years	rr_AverageAnnualReturnYear05	7.23%
10 Years	rr_AverageAnnualReturnYear10	6.18%
DRIEHAUS EMERGING MARKETS GROWTH FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DIEMX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.02%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[1]
One Year	rr_ExpenseExampleYear01	$ 124
Three Years	rr_ExpenseExampleYear03	387
Five Years	rr_ExpenseExampleYear05	670
Ten Years	rr_ExpenseExampleYear10	$ 1,477
1 Year	rr_AverageAnnualReturnYear01	25.60%
5 Years	rr_AverageAnnualReturnYear05	7.33%
10 Years	rr_AverageAnnualReturnYear10	6.23%
DRIEHAUS EMERGING MARKETS GROWTH FUND | After Taxes on Distributions | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.10%
5 Years	rr_AverageAnnualReturnYear05	6.92%
10 Years	rr_AverageAnnualReturnYear10	5.36%
DRIEHAUS EMERGING MARKETS GROWTH FUND | After Taxes on Distributions and Sales | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Years	rr_AverageAnnualReturnYear05	5.64%
10 Years	rr_AverageAnnualReturnYear10	4.71%
DRIEHAUS EMERGING MARKETS GROWTH FUND | MSCI Emerging Markets Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.42%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	3.68%
DRIEHAUS EMERGING MARKETS GROWTH FUND | MSCI Emerging Markets Growth Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.10%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.45%	[2]
10 Years	rr_AverageAnnualReturnYear10	5.20%	[2]
Driehaus Emerging Markets Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Emerging Markets Small Cap Growth Fund Ticker: DRESX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 220% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	220.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table above is reflected for the first two years in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies. For purposes of the Fund, the investment adviser currently considers a company to be a small capitalization company if it is within the same market capitalization range at the time of investment as those included in the MSCI Emerging Markets Small Cap Index. As of March 31, 2020, 99.79% of the MSCI Emerging Markets Small Cap Index consisted of companies with a market capitalization of less than $6 billion.

Emerging markets companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. The Fund generally defines an "emerging market" as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund's growth style of investing are based on the determination that a company's revenue and earnings growth can materially exceed market expectations and that a company possesses the ability to undergo a positive second-derivative shift in growth and earnings trajectories. This decision involves evaluating fundamental factors, including the company's business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The investment adviser also takes environmental, social and governance ("ESG") factors into account when evaluating investment opportunities. The evaluation of behavioral and macro factors represent significant aspects of the investment adviser's philosophy and are integrated into the investment adviser's bottom-up analysis on individual securities. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund's investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company's growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares. Due to the uncertainty caused by pandemic risks, global markets may experience increased volatility which could adversely affect the performance of the Fund's investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; US and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, illiquidity, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Allocation Risk. The Fund's overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

Risks of Investment in Asia. Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and overextension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The Asian region, and particularly China and South Korea, may be adversely affected by political, military, economic, and other factors related to North Korea.

Risk of Investing in China. The Chinese economy may be negatively impacted by trade or political disputes with China's major trading partners, including the U.S., a decrease in the global demand for Chinese exports or a reduction in spending by Chinese consumers on domestic products. The central government in China has historically exercised significant control over China's economy through state ownership and administrative regulation. Government action could have a substantial adverse effect on economic conditions in China, the economic prospects for and the market prices and liquidity of the securities of Chinese companies and the payment of dividends and interest by Chinese companies. In addition, expropriation, including nationalization; confiscatory taxation, political, economic or social instability, environmental issues, or other developments could adversely affect and significantly diminish the value of the Chinese companies in which the Fund invests.

Manager Risk. How the Fund's investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the investment adviser's investment strategy does not achieve the Fund's objective or the investment adviser does not implement the strategy successfully.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility—or variability—of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of two broad-based securities indices. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

The Fund's performance shown below includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the "Predecessor Limited Partnership"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Predecessor Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership was established on December 1, 2008, and the Fund succeeded to the Predecessor Limited Partnership's assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership's performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Predecessor Limited Partnership was not a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility—or variability—of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of two broad-based securities indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The additional index shows how the Fund’s performance compares with the returns of an index with a growth bias.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 17.22% (quarter ended 9/30/10) and the lowest return for a quarter was -17.13% (quarter ended 9/30/11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Driehaus Emerging Markets Small Cap Growth Fund | Driehaus Emerging Markets Small Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DRESX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.15%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[3]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3],[4]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.46%	[3]
One Year	rr_ExpenseExampleYear01	$ 149
Three Years	rr_ExpenseExampleYear03	533
Five Years	rr_ExpenseExampleYear05	943
Ten Years	rr_ExpenseExampleYear10	$ 2,088
Annual Return 2010	rr_AnnualReturn2010	26.09%
Annual Return 2011	rr_AnnualReturn2011	(14.29%)
Annual Return 2012	rr_AnnualReturn2012	28.83%
Annual Return 2013	rr_AnnualReturn2013	12.11%
Annual Return 2014	rr_AnnualReturn2014	5.77%
Annual Return 2015	rr_AnnualReturn2015	(10.22%)
Annual Return 2016	rr_AnnualReturn2016	(9.97%)
Annual Return 2017	rr_AnnualReturn2017	33.30%
Annual Return 2018	rr_AnnualReturn2018	(24.00%)
Annual Return 2019	rr_AnnualReturn2019	33.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.13%)
1 Year	rr_AverageAnnualReturnYear01	33.71%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	6.10%
Driehaus Emerging Markets Small Cap Growth Fund | After Taxes on Distributions | Driehaus Emerging Markets Small Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.57%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10
Driehaus Emerging Markets Small Cap Growth Fund | After Taxes on Distributions and Sales | Driehaus Emerging Markets Small Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.05%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Small Cap Growth Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.02%
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Small Cap Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.50%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.97%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.95%	[2]
Driehaus International Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus International Small Cap Growth Fund Ticker: DRIOX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus International Small Cap Growth Fund seeks to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers, and under normal market conditions, invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of non-U.S. small capitalization companies. The investment adviser currently considers non-U.S. small capitalization companies to be companies located in the same countries and within the same market capitalization range at the time of investment as those included in the MSCI All Country World ex USA Small Cap Growth Index. As of March 31, 2020, approximately 99% of the MSCI All Country World ex USA Small Cap Growth Index consisted of companies with a market capitalization of less than $8 billion. The Fund seeks to be opportunistic in pursuing companies that meet its criteria regardless of geographic location and, therefore, at certain times, the Fund could have sizeable positions in either developed countries or emerging markets. In addition, while the Fund will invest primarily in the equity securities of non-U.S. companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of U.S. companies. The Fund may invest in companies with limited operating histories. The Fund frequently and actively trades its portfolio securities.

The Fund generally defines an "emerging market" as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics. The amount of the Fund's assets invested in emerging markets will vary over time and could be substantial. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country, although at all times the Fund must be invested in at least three countries (not limited to emerging markets countries).

Investment decisions for the Fund's growth style of investing are based on the determination that a company's revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company's business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The investment adviser also takes environmental, social and governance ("ESG") factors into account when evaluating investment opportunities. The decision is also informed by the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund's investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company's growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares. Due to the uncertainty caused by pandemic risks, global markets may experience increased volatility which could adversely affect the performance of the Fund's investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets, US and foreign actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Market Risk. The Fund invests in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Allocation Risk. The Fund's overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

Risks of Investment in Asia. Certain Asian economies have experienced high inflation, high unemployment, currency devaluations and restrictions, and overextension of credit. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Economic events in any one Asian country may have a significant economic effect on the entire Asian region, as well as on major trading partners outside Asia. Any adverse event in the Asian markets may have a significant adverse effect on some or all of the economies of the countries in which the fund invests. Many Asian countries are subject to political risk, including corruption and regional conflict with neighboring countries. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic, and social conditions. The Asian region, and particularly China and South Korea, may be adversely affected by political, military, economic, and other factors related to North Korea.

Manager Risk. How the Fund's investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the investment adviser's investment strategy does not achieve the Fund's objective or the investment adviser does not implement the strategy successfully.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility—or variability—of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility—or variability—of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 19.51% (quarter ended 9/30/10) and the lowest return for a quarter was -20.50% (quarter ended 9/30/11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Driehaus International Small Cap Growth Fund | Driehaus International Small Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DRIOX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[3]
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	393
Five Years	rr_ExpenseExampleYear05	681
Ten Years	rr_ExpenseExampleYear10	$ 1,500
Annual Return 2010	rr_AnnualReturn2010	27.13%
Annual Return 2011	rr_AnnualReturn2011	(11.39%)
Annual Return 2012	rr_AnnualReturn2012	11.67%
Annual Return 2013	rr_AnnualReturn2013	29.24%
Annual Return 2014	rr_AnnualReturn2014	(4.32%)
Annual Return 2015	rr_AnnualReturn2015	12.58%
Annual Return 2016	rr_AnnualReturn2016	(6.22%)
Annual Return 2017	rr_AnnualReturn2017	41.44%
Annual Return 2018	rr_AnnualReturn2018	(16.92%)
Annual Return 2019	rr_AnnualReturn2019	30.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.50%)
1 Year	rr_AverageAnnualReturnYear01	30.41%
5 Years	rr_AverageAnnualReturnYear05	10.10%
10 Years	rr_AverageAnnualReturnYear10	9.67%
Driehaus International Small Cap Growth Fund | After Taxes on Distributions | Driehaus International Small Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.17%
5 Years	rr_AverageAnnualReturnYear05	8.10%
10 Years	rr_AverageAnnualReturnYear10	7.87%
Driehaus International Small Cap Growth Fund | After Taxes on Distributions and Sales | Driehaus International Small Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Driehaus International Small Cap Growth Fund | MSCI All Country World ex USA Small Cap Growth Index – Net (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.61%
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	7.27%
Driehaus Micro Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Micro Cap Growth Fund Ticker: DMCRX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Micro Cap Growth Fund seeks to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 165% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	165.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. micro-capitalization ("micro-cap") companies. For purposes of the Fund, the investment adviser currently considers a company to be a micro-cap company if it is within the same market capitalization range at the time of investment as those included in the Russell Microcap® Growth Index. As of March 31, 2020, approximately 97.93% of the Russell Microcap® Growth Index consisted of companies with a market capitalization of less than $2.5 billion. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. micro-cap companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies above the capitalization range of the Russell Microcap® Growth Index. The Fund may invest in companies with limited operating histories. The Fund frequently and actively trades its portfolio securities.

Investment decisions for the Fund's growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. This decision involves evaluating a company's competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The investment adviser also takes environmental, social and governance ("ESG") factors into account when evaluating investment opportunities. The decision is also informed by the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in equity investing. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares. Due to the uncertainty caused by pandemic risks, global markets may experience increased volatility which could adversely affect the performance of the Fund's investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Small- and Medium-Sized Company Risk. The Funds invest in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in some instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Micro-Cap Company Risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser's estimate of the company's current worth, also involve increased risk.

Allocation Risk. The Fund's overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Health Care Securities Risk. Because the Fund has a significant allocation to the health care sector, it may be vulnerable to setbacks in the industries in that sector. Health care companies may be negatively affected by scientific or technological developments, research and development costs, increased competition within the health care sector, rapid product obsolescence and patent expirations. The price of securities of health care companies may fluctuate widely due to changes in legislation or other government regulations, including uncertainty regarding health care reform and its long-term impact, reductions in government funding and the unpredictability of winning government approvals.

Information Technology Securities Risk. Because the Fund has a significant allocation to the information technology sector, it may be vulnerable to setbacks in the industries in that sector. Generally, the companies in this sector develop, produce or distribute products or services related to computer hardware, software, semi-conductors and electronics. Technology companies may be vulnerable to market saturation and rapid product obsolescence. Many technology companies operate in a constantly changing environment and have limited business lines and limited financial resources, making them highly vulnerable to business and economic risks. In addition, technology company securities may be subject to abrupt or erratic market movements, management that is dependent on a limited number of people, short product cycles, changing consumer preferences, aggressive pricing of products and services, new market entrants and dependency on patent protection.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Manager Risk. How the Fund's investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the investment adviser's investment strategy does not achieve the Fund's objective or the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

The Fund's performance shown below includes the performance of the Driehaus Micro Cap Fund, L.P. (the "Predecessor Limited Partnership"), one of the Fund's predecessors, for the periods before the Fund's registration statement became effective. The Predecessor Limited Partnership, which was established on July 1, 1996, was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Fund succeeded to the Predecessor Limited Partnership's assets together with the assets of the Driehaus Institutional Micro Cap Fund, L.P. (together, the "Limited Partnerships") on November 18, 2013. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The Fund is managed by the same investment team that managed the Predecessor Limited Partnership, with Mr. James as the portfolio manager since 1998 and Mr. Buck as the assistant portfolio manager since 2009, and Driehaus Institutional Micro Cap Fund, L.P, since its inception in 2011. The restated performance of the Predecessor Limited Partnership is shown here because it was in operation longer. The Limited Partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and thus were not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Limited Partnerships had been registered under the 1940 Act, their performance may have been adversely affected. Accordingly, future Fund performance may be different than the Predecessor Limited Partnership's restated past performance. The Predecessor Limited Partnership's performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Limited Partnerships were not regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and therefore did not distribute current or accumulated earnings and profits and were not subject to the diversification and source of income requirements applicable to regulated investment companies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 23.32% (quarter ended 12/31/10) and the lowest return for a quarter was -29.14% (quarter ended 9/30/11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Driehaus Micro Cap Growth Fund | Driehaus Micro Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DMCRX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[3]
One Year	rr_ExpenseExampleYear01	$ 151
Three Years	rr_ExpenseExampleYear03	468
Five Years	rr_ExpenseExampleYear05	808
Ten Years	rr_ExpenseExampleYear10	$ 1,768
Annual Return 2010	rr_AnnualReturn2010	33.35%
Annual Return 2011	rr_AnnualReturn2011	(19.74%)
Annual Return 2012	rr_AnnualReturn2012	20.17%
Annual Return 2013	rr_AnnualReturn2013	61.03%
Annual Return 2014	rr_AnnualReturn2014	8.21%
Annual Return 2015	rr_AnnualReturn2015	(0.55%)
Annual Return 2016	rr_AnnualReturn2016	17.78%
Annual Return 2017	rr_AnnualReturn2017	24.30%
Annual Return 2018	rr_AnnualReturn2018	3.88%
Annual Return 2019	rr_AnnualReturn2019	33.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.14%)
1 Year	rr_AverageAnnualReturnYear01	33.89%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	16.33%
Driehaus Micro Cap Growth Fund | After Taxes on Distributions | Driehaus Micro Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	29.76%
5 Years	rr_AverageAnnualReturnYear05	12.02%
10 Years	rr_AverageAnnualReturnYear10
Driehaus Micro Cap Growth Fund | After Taxes on Distributions and Sales | Driehaus Micro Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.95%
5 Years	rr_AverageAnnualReturnYear05	11.38%
10 Years	rr_AverageAnnualReturnYear10
Driehaus Micro Cap Growth Fund | Russell Microcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.33%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years	rr_AverageAnnualReturnYear10	10.69%
Driehaus Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Small Cap Growth Fund Investor Shares: DVSMX Institutional Shares: DNSMX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Small Cap Growth Fund seeks to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	206.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is reflected for the first year in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. small-capitalization ("small-cap") companies. For purposes of the Fund, the investment adviser currently considers a company to be a small cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 2000® Growth Index. As of March 31, 2020, approximately 97% of the Russell 2000® Growth Index consisted of companies with a market capitalization of less than $6 billion. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. small-cap companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. or in securities of companies above the capitalization range of the Russell 2000® Growth Index. The Fund may invest in companies with limited operating histories.

The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund's growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. This decision involves evaluating a company's competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The investment adviser also takes environmental, social and governance ("ESG") factors into account when evaluating investment opportunities. The decision is also informed by the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares. Due to the uncertainty caused by pandemic risks, global markets may experience increased volatility which could adversely affect the performance of the Fund's investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Micro-Cap Company Risk. The Fund may also invest in the securities of micro-cap companies, which may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser's estimate of the company's current worth, also involve increased risk.

Small- and Medium-Sized Company Risk. The Funds invest in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Allocation Risk. The Fund's overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Health Care Securities Risk. Because the Fund has a significant allocation to the health care sector, it may be vulnerable to setbacks in the industries in that sector. Health care companies may be negatively affected by scientific or technological developments, research and development costs, increased competition within the health care sector, rapid product obsolescence and patent expirations. The price of securities of health care companies may fluctuate widely due to changes in legislation or other government regulations, including uncertainty regarding health care reform and its long-term impact, reductions in government funding and the unpredictability of winning government approvals.

Information Technology Securities Risk. Because the Fund has a significant allocation to the information technology sector, it may be vulnerable to setbacks in the industries in that sector. Generally, the companies in this sector develop, produce or distribute products or services related to computer hardware, software, semi-conductors and electronics. Technology companies may be vulnerable to market saturation and rapid product obsolescence. Many technology companies operate in a constantly changing environment and have limited business lines and limited financial resources, making them highly vulnerable to business and economic risks. In addition, technology company securities may be subject to abrupt or erratic market movements, management that is dependent on a limited number of people, short product cycles, changing consumer preferences, aggressive pricing of products and services, new market entrants and dependency on patent protection.

Consumer Discretionary Risk. Because the Fund has a significant allocation to the consumer discretionary sector, it may be vulnerable to setbacks in the industries in that sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Manager Risk. How the Fund's investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the investment adviser's investment strategy does not achieve the Fund's objective or the investment adviser does not implement the strategy successfully.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility—or variability—of the Fund's Investor Shares annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-800-560-6111.

The Fund's performance shown includes the performance of Driehaus Institutional Small Cap, L.P. (the "Predecessor Partnership"), the Fund's predecessor, for the periods before the Fund's registration statement became effective. The Fund succeeded to the assets of the Predecessor Partnership, Driehaus Small Cap Investors, L.P., Driehaus Institutional Small Cap Recovery Fund, L.P. and Driehaus Small Cap Recovery Fund, L.P., (together, the "Limited Partnerships"), which were managed by the same investment team with substantially the same investment objective, policies and philosophies as the Fund. The investment portfolios of the Limited Partnerships were identical and therefore had similar performance. The performance of the Predecessor Partnership is shown here because it has been in operation the longest. The Fund succeeded to the Limited Partnerships' assets on August 21, 2017. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Partnership's performance has not been restated to reflect estimated expenses applicable to each class of shares of the Fund. Accordingly, future Fund performance may be different than the Predecessor Partnership's past performance. After-tax performance returns are not included for the Predecessor Partnership. The Predecessor Partnership was not a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility—or variability—of the Fund's Investor Shares annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 23.41% (quarter ended 3/31/19) and the lowest return for a quarter was -23.62% (quarter ended 12/31/18).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Shares and after-tax returns for Institutional Shares will vary from Investor Shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown only for Investor Shares and after-tax returns for Institutional Shares will vary from Investor Shares. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Driehaus Small Cap Growth Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DVSMX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.99%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[3]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[3],[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[3]
One Year	rr_ExpenseExampleYear01	$ 122
Three Years	rr_ExpenseExampleYear03	464
Five Years	rr_ExpenseExampleYear05	829
Ten Years	rr_ExpenseExampleYear10	$ 1,856
Annual Return 2010	rr_AnnualReturn2010	26.73%
Annual Return 2011	rr_AnnualReturn2011	(1.71%)
Annual Return 2012	rr_AnnualReturn2012	10.15%
Annual Return 2013	rr_AnnualReturn2013	57.66%
Annual Return 2014	rr_AnnualReturn2014	2.93%
Annual Return 2015	rr_AnnualReturn2015	1.03%
Annual Return 2016	rr_AnnualReturn2016	10.72%
Annual Return 2017	rr_AnnualReturn2017	30.65%
Annual Return 2018	rr_AnnualReturn2018	3.33%
Annual Return 2019	rr_AnnualReturn2019	40.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.62%)
1 Year	rr_AverageAnnualReturnYear01	40.25%
5 Years	rr_AverageAnnualReturnYear05	16.19%
10 Years	rr_AverageAnnualReturnYear10	16.78%
Driehaus Small Cap Growth Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DNSMX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Expense Recoupment	dmf_ExpenseRecoupment	0.06%	[3],[5]
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	303
Five Years	rr_ExpenseExampleYear05	525
Ten Years	rr_ExpenseExampleYear10	$ 1,166
1 Year	rr_AverageAnnualReturnYear01	40.62%
5 Years	rr_AverageAnnualReturnYear05	16.33%
10 Years	rr_AverageAnnualReturnYear10	16.85%
Driehaus Small Cap Growth Fund | After Taxes on Distributions | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	38.24%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Driehaus Small Cap Growth Fund | After Taxes on Distributions and Sales | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.24%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Driehaus Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	9.34%
10 Years	rr_AverageAnnualReturnYear10	13.01%
Driehaus Small/Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Small/Mid Cap Growth Fund Ticker: DSMDX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Small/Mid Cap Growth Fund seeks to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Portfolio turnover information is not included since the Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current year because the Fund does not expect to commence operations until May 1, 2020.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the effect of the fee waiver/expense reimbursement agreement, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a growth style of investment in equity securities, including common stocks and other equity securities of issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of U.S. small-capitalized ("small-cap") and U.S. medium-capitalized ("mid-cap") companies (together, "Small/Mid cap" companies). For purposes of the Fund, the Adviser considers a company to be a Small/Mid cap company if it is within the same market capitalization range at the time of investment as those included in the Russell 2500® Growth Index. As of March 31, 2020, approximately 97% of the Russell 2500® Growth Index consisted of companies with a market capitalization of less than $17 billion. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held by the Fund. In addition, while the Fund will invest primarily in the equity securities of U.S. Small/Mid cap companies, the Fund may also from time to time invest up to a maximum of 20% of its assets in the equity securities of non-U.S. companies that trade in the U.S. (such as American Depository Receipts or substantially similar instruments that are based on foreign securities) or in securities of companies above the capitalization range of the Russell 2500® Growth Index. The Fund may also invest in companies with limited operating histories. The Fund does not employ any industry or sector focus but may from time to time have greater exposure to the securities of issuers within the same industry or sector.

The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund's growth style of investing are based on the belief that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. This decision involves evaluating a company's competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. The Adviser takes environmental, social and governance ("ESG") factors into account when evaluating investment opportunities. The investment decision is also based on the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. The Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental investment thesis, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in Small/Mid cap securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares. Due to the uncertainty caused by pandemic risks, global markets may experience increased volatility which could adversely affect the performance of the Fund's investments.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Allocation Risk. The Fund's overall risk level will depend on the market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, industry or market sector and may fluctuate more than that of a less focused fund.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Securities Risk. Because the Fund is anticipated to have a significant allocation to the information technology sector, it may be vulnerable to setbacks in the industries in that sector. Generally, the companies in this sector develop, produce or distribute products or services related to computer hardware, software, semi-conductors and electronics. Technology companies may be vulnerable to market saturation and rapid product obsolescence. Many technology companies operate in a constantly changing environment and have limited business lines and limited financial resources, making them highly vulnerable to business and economic risks. In addition, technology company securities may be subject to abrupt or erratic market movements, management that is dependent on a limited number of people, short product cycles, changing consumer preferences, aggressive pricing of products and services, new market entrants and dependency on patent protection.

Health Care Securities Risk. Because the Fund is anticipated to have a significant allocation to the health care sector, it may be vulnerable to setbacks in the industries in that sector. Health care companies may be negatively affected by scientific or technological developments, research and development costs, increased competition within the health care sector, rapid product obsolescence and patent expirations. The price of securities of health care companies may fluctuate widely due to changes in legislation or other government regulations, including uncertainty regarding health care reform and its long-term impact, reductions in government funding and the unpredictability of winning government approvals.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental and product liability damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Consumer Discretionary Risk. Because the Fund is anticipated to have a significant allocation to the consumer discretionary sector, it may be vulnerable to setbacks in the industries in that sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

American Depository Receipts Risk. ADRs represent ownership of securities in foreign companies and are held in banks and trust companies. ADRs are traded on U.S. exchanges and are U.S. dollar dominated. ADRs are subject to the risks inherent in investing in issuers of foreign securities, which include market, political, currency and regulatory risks.

Manager Risk. How the Fund's Adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the Adviser's investment strategy does not achieve the Fund's objective or the Adviser does not implement the strategy successfully.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund had not yet commenced operations as of the date of this prospectus, there is no past performance to report. The Fund's benchmark is the Russell 2500® Growth Index. When performance data becomes available, it will be posted to the following website: www.driehaus.com/performance or by calling 1-800-560-6111. Of course, a Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. A description of the Fund's comparative index is provided in the section of the Prospectus entitled "Historical Performance Information for Similar Accounts Managed by the Adviser."

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet commenced operations as of the date of this prospectus, there is no past performance to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, a Fund's past performance (before and after taxes) is not necessarily an indication of its future performance
Driehaus Small/Mid Cap Growth Fund | Driehaus Small/Mid Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSMDX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Other Expenses	rr_OtherExpensesOverAssets	3.86%	[1],[6]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.51%)	[1],[7]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
One Year	rr_ExpenseExampleYear01	$ 97
Three Years	rr_ExpenseExampleYear03	$ 303
Driehaus Active Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Active Income Fund Ticker: LCMAX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Active Income Fund seeks current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed by taking both long and short positions in debt and equity securities and investing in derivatives, such as swaps, options and futures. The investment adviser uses techniques intended to provide absolute (positive) returns in various markets by employing strategies that exploit disparities or inefficiencies in markets. The Fund invests primarily in U.S. fixed-income and floating rate securities, including fixed and floating rate loans that have a senior right to repayment ("Senior Loans"). The Fund may invest in securities of both investment and non-investment ("junk") grade credit quality and may invest in securities that have not been rated by a rating agency. The investment adviser is not constrained by ratings when selecting debt securities for investment. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set average portfolio maturity or duration. The Fund seeks to target the annualized volatility of the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks the U.S. investment grade fixed rate bond market. The Fund may invest in equity securities across all market capitalizations. The Fund may use derivatives to manage interest rate risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) or to speculate. In addition to investing in outright long and short positions, as part of its investment strategy, the Fund will engage in a variety of arbitrage trading strategies to seek to take advantage of relative value opportunities between two or more securities. The Fund may hold a substantial position in cash and money market instruments. In managing the Fund, the investment adviser utilizes fundamental market analysis and macroeconomic analysis to identify investment opportunities. Fundamental market analysis includes an assessment of yield and credit quality differences among securities as well as demand and supply trends. Macroeconomic analysis includes an assessment of fiscal and monetary status and the anticipation of changes in global economies, markets, political conditions and other factors. Investment decisions may also be based on technical factors such as price momentum, market sentiment, and supply or demand imbalances. The Fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who can accept the risks involved with its investments, such as credit risk, and who can accept the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security's price to fall, potentially lowering the Fund's share price. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer's securities. Prices of bonds and Senior Loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and Senior Loan prices and, accordingly, the Fund's share price. The longer the Fund's effective maturity and duration, the more its share price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." If an issuer "calls" its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risk. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities ("junk bonds"), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to sell particular securities.

Senior Loan Risk. Senior Loans are business loans made to borrowers that may be corporations, partnerships or other entities (each a "Borrower"). These Borrowers operate in a variety of industries and across geographic regions. Investing in Senior Loans involves investment risk and some Borrowers default on their Senior Loan repayments. The risks associated with Senior Loans are similar to the risks of junk bonds, although Senior Loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in Senior Loans typically are below investment grade and are considered speculative because of the credit risks of their Borrowers. Such Borrowers are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and which may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Senior Loans are subject to the risk that when sold, such sale may not settle in a timely manner, resulting in a settlement date that may be much later than the trade date. Delayed settlement interferes with a Fund's ability to realize the proceeds of Senior Loan sales in a timely way. There is no assurance that the liquidation of the collateral would satisfy the claims of the Borrower's obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Senior Loans may not be deemed to be securities and, in such case, may not be afforded the anti-fraud protections of the Federal securities laws in the event of fraud or misrepresentation by a Borrower.

Main Risks of Equity Securities. The risks that could affect the value of the Fund's shares and the total return on an investment in the Fund include the possibility that the equity securities held by the Fund (such as common stocks, preferred stocks, convertible securities, rights and warrants) will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, or factors directly related to a specific company. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Foreign Securities and Foreign Currencies Risk. The Fund invests in foreign debt and equity securities. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; U.S. and foreign government actions, such as imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

Main Risks of Derivatives. Derivative instruments (such as swaps, options and futures) often have risks similar to their underlying currency, security or index, in addition to other risks. The use of derivatives also involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, since the Fund may invest in derivatives for speculative purposes, losses from speculative positions in a derivative may be much greater than the derivative's original cost and may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction could default. Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of its corresponding instrument. Additionally, to the extent the Fund is required to segregate or "set aside" (often referred to as "asset segregation") liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Deliverable and Non-Deliverable Foreign Currency Forwards and Options Risk. Deliverable and non-deliverable foreign currency forward and options contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward and options contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund's ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Options and Futures Contracts Risk. Participation in the options or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Fund's investment adviser's prediction of movements in the underlying reference securities, interest rate or currency markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

Swaps Risk. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the agreement), credit risk and pricing risk (i.e., swaps may be difficult to value). In instances where an investment in a swap is meant to be correlated to an investment in the instrument or security underlying the swap, such correlation may not be perfect and/or may not result in the expected outcome due to these added risks. In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. As a result of the Dodd-Frank Act, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. The regulation of swaps markets has increased over the last few years, and future regulation of the swaps markets may make swaps more costly, may limit the availability of swaps, or may otherwise adversely affect the value or performance of swaps. Any such adverse future developments could impair the effectiveness of the Fund's swaps transactions and cause the Fund to lose value.

Credit Derivatives Risk. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the investment adviser is incorrect in its forecasts of default risks, liquidity risk, counterparty risk, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the investment adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being protected. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction.

Liquidity Risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell securities at or near their perceived value. In addition, in time periods of unusually high volume of redemptions, the Fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. In these situations, the value of such securities and the Fund's share price may fall dramatically and in extreme conditions, the Fund could have difficulty meeting redemption requests. No active trading market may exist for some Senior Loans, derivatives, bonds or equity securities. Certain securities may be subject to restrictions on resale. The inability to dispose of (or convert to cash) Senior Loans, derivatives, bonds or equities in a timely fashion could result in losses to the Fund.

Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares. Due to the uncertainty caused by pandemic risks, global markets may experience increased volatility which could adversely affect the performance of the Fund's investments.

Arbitrage Risk. Employing arbitrage strategies involves the risk that anticipated opportunities do not turn out as planned, resulting in potentially reduced returns or losses to the Fund.

Risks of Holding Cash or Similar Instruments. During periods when the Fund holds a substantial position in cash and money market instruments, the Fund will earn less income than it would if it invested in higher yielding securities. Holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective. To the extent that the Fund invests in money market mutual funds for its cash position, the Fund will indirectly bear its pro rata portion of such funds' management fees and operational expenses. These expenses are in addition to the expenses the Fund bears directly in connection with its own operations.

Allocation Risk. The Fund's overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those issuers, industries or sectors. The Fund may have significant weightings in a particular issuer, sector or industry, which may subject the Fund to greater risks than less focused funds.

Manager Risk. How the investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the investment adviser's investment strategy does not achieve the Fund's objective or if the investment adviser does not implement the strategy successfully.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of two broad-based securities indices. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-877-779-0079.

The Fund commenced operations on June 1, 2009, following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the "Predecessor Fund"), managed by Lotsoff Capital Management, through a reorganization into the Fund. Certain financial and performance information in this Prospectus includes that of the Predecessor Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of two broad-based securities indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-779-0079
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 6.59% (quarter ended 3/31/12) and the lowest return for a quarter was –8.53% (quarter ended 9/30/11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Driehaus Active Income Fund | Driehaus Active Income Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCMAX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.55%	[3]
Other Expenses Excluding Dividends and Interest on Short Sales	rr_Component1OtherExpensesOverAssets	0.36%	[3]
Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	0.49%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[3]
One Year	rr_ExpenseExampleYear01	$ 143
Three Years	rr_ExpenseExampleYear03	443
Five Years	rr_ExpenseExampleYear05	766
Ten Years	rr_ExpenseExampleYear10	$ 1,680
Annual Return 2010	rr_AnnualReturn2010	5.18%
Annual Return 2011	rr_AnnualReturn2011	(5.61%)
Annual Return 2012	rr_AnnualReturn2012	9.34%
Annual Return 2013	rr_AnnualReturn2013	2.99%
Annual Return 2014	rr_AnnualReturn2014	(0.87%)
Annual Return 2015	rr_AnnualReturn2015	(1.07%)
Annual Return 2016	rr_AnnualReturn2016	5.63%
Annual Return 2017	rr_AnnualReturn2017	0.59%
Annual Return 2018	rr_AnnualReturn2018	(1.26%)
Annual Return 2019	rr_AnnualReturn2019	5.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.53%)
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	1.99%
Driehaus Active Income Fund | After Taxes on Distributions | Driehaus Active Income Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	0.73%
Driehaus Active Income Fund | After Taxes on Distributions and Sales | Driehaus Active Income Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.52%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Driehaus Active Income Fund | FTSE 3-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.25%	[8]
5 Years	rr_AverageAnnualReturnYear05	1.05%	[8]
10 Years	rr_AverageAnnualReturnYear10	0.56%	[8]
Driehaus Active Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%	[9]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[9]
10 Years	rr_AverageAnnualReturnYear10	3.75%	[9]
Driehaus Event Driven Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Event Driven Fund Ticker: DEVDX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Event Driven Fund seeks to provide positive returns over full-market cycles.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed by using techniques intended to provide positive returns over full-market cycles. In making investment decisions the Fund's investment adviser, will employ event-driven strategies designed to exploit disparities or inefficiencies in U.S. and foreign (non-U.S.) equity and debt markets. The investment adviser will seek investment opportunities where a catalyst is expected to occur within the near to intermediate term, generally within 12 months, to unlock the value embedded in the investment opportunity. Investment opportunities will often center on corporate events such as bankruptcies, mergers, acquisitions, refinancings, corporate reactions to government and regulatory agency rulings, earnings surprises and other corporate events. The Fund will invest in a broad range of asset classes, including fixed-income and floating rate debt securities (across credit tiers), loans, equity securities across all market capitalizations, American Depositary Receipts and Global Depositary Receipts, options, futures and swaps. Securities held will be issued by, or be in reference to, U.S. and non-U.S. companies. The Fund may also invest in currencies.

The Fund seeks to target an annualized volatility, as measured by the standard deviation of returns, of less than that of the S&P 500® Index over full-market cycles, which are typically periods of three to five years. Annualized volatility refers to the fluctuation of a security's value on a yearly basis. The Fund's volatility will be monitored daily and positions within the Fund will be adjusted as appropriate to attempt to achieve the stated volatility target. The Fund holds both long and short positions in debt securities (both sovereign and corporate), equity securities and currencies. The debt securities held in the Fund may be fixed income or floating rate securities, including fixed and floating rate loans. These securities may have a senior right to repayment ("Senior Loans") and/or may be of either investment grade or non-investment grade ("junk") credit quality. Debt securities may or may not have been rated by a rating agency and the investment adviser is not constrained by ratings when selecting debt securities for investment. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set average portfolio maturity or duration. The Fund also invests in common and preferred stocks across all market capitalizations and regions. The Fund may have significant exposure to foreign currencies and interest rates.

The Fund also holds derivative instruments, including swaps, options, futures and forwards that provide long and short exposures to debt securities, equity securities and currencies. The Fund may use derivatives to manage interest rate and currency risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) and/or to replicate outright long or short exposures. In addition to investing in outright long and short positions, as part of its investment strategy, the Fund will engage in a variety of arbitrage trading strategies that seek to take advantage of relative value opportunities between two or more securities. The Fund may hold a substantial position in cash and money market instruments. The cash holdings of the Fund will vary significantly based on the investment adviser's use of equity and credit derivatives. Generally, the more derivatives held within the Fund, the higher its cash balance.

The securities and instruments that the Fund invests in may trade in markets in multiple countries. The Fund's investments may be highly concentrated in a geographic region or country, including emerging market countries. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund may frequently and actively trade its portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who seek positive returns under a variety of market conditions and can accept the risks involved with its investments, and who can accept the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Event Risk. Event-driven opportunities may not occur as anticipated, resulting in potentially reduced returns or losses to the Fund as it unwinds trades where those opportunities do not materialize as anticipated.

Arbitrage Risk. Employing arbitrage strategies involves the risk that anticipated opportunities do not turn out as planned, resulting in potentially reduced returns or losses to the Fund.

Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares. Due to the uncertainty caused by pandemic risks, global markets may experience increased volatility which could adversely affect the performance of the Fund's investments.

Main Risks of Equity Securities. The risks that could affect the value of the Fund's shares and the total return on an investment in the Fund include the possibility that the equity securities held by the Fund (such as common stocks, preferred stocks, convertible securities, rights and warrants) will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, or factors directly related to a specific company. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Micro-Cap Company Risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the Fund's estimate of the company's current worth, also involve increased risk.

Depositary Receipts Risk. The Funds may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") (collectively "Depository Receipts").

Investment in Depository Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depository Receipt, a Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depository Receipt. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security's price to fall, potentially lowering the Fund's share price. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer's securities. Prices of bonds and Senior Loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and Senior Loan prices and, accordingly, the Fund's share price. The longer a debt security's effective maturity and duration, the more its price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." If an issuer "calls" its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risk. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities ("junk bonds"), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to sell particular securities.

Senior Loan Risk. Senior Loans are business loans made to borrowers that may be corporations, partnerships or other entities (each a "Borrower"). These Borrowers operate in a variety of industries and across geographic regions. Investing in Senior Loans involves investment risk and some Borrowers default on their Senior Loan repayments. The risks associated with Senior Loans are similar to the risks of junk bonds, although Senior Loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in Senior Loans typically are below investment grade and are considered speculative because of the credit risks of their Borrowers. Such Borrowers are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a Senior Loan and which may make it difficult to value Senior Loans. Adverse market conditions may impair the liquidity of some actively traded Senior Loans. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Senior Loans are subject to the risk that when sold, such sale may not settle in a timely manner, resulting in a settlement date that may be much later than the trade date. Delayed settlement interferes with a Fund's ability to realize the proceeds of Senior Loan sales in a timely way. There is no assurance that the liquidation of the collateral would satisfy the claims of the Borrower's obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Senior Loans may not be deemed to be securities and, in such case, may not be afforded the anti-fraud protections of the Federal securities laws in the event of fraud or misrepresentation by a Borrower.

Liquidity Risk. When there is little or no active trading market for specific types of securities or an unusually high volume of redemptions or other similar conditions, it can become more difficult to sell the securities at or near their perceived value or the Fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. In such a market, the value of such securities and the Fund's share price may decrease and in extreme conditions the Fund could have difficulty meeting redemption requests. No active trading market may exist for some Senior Loans, derivatives, bonds or equities. Certain securities may be subject to restrictions on resale. The inability to dispose of (or convert to cash) Senior Loans, derivatives, bonds or equity securities in a timely fashion could result in losses to the Fund.

Private Placement Securities Risk. Many private placement securities are issued by companies that are not required to file periodic financial reports, leading to challenges in evaluating the company's overall business prospects and gauging how the investment is likely to perform over time. The more limited financial information and lack of publicly available prices require the fund to determine a fair value for such investments. The assignments of fair value prices to private placements consider a wide variety of factors and are reviewed on a regular basis and updated as additional information becomes available. However, the valuation involves a significant amount of judgment by the Fund's independent pricing service and the fair value prices determined for the fund could differ from those of other market participants. Securities acquired through private placements are not registered for resale in the general securities market and may be classified as illiquid.

Manager Risk. How the investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the investment adviser's investment strategy does not achieve the Fund's objective or if the investment adviser does not implement the strategy successfully.

Main Risks of Derivatives. Derivative instruments (such as swaps, options, futures and forwards) often have risks similar to their underlying currency, security or index, in addition to other risks. The use of derivatives also involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, since the Fund may invest in derivatives for speculative purposes, losses from speculative positions in a derivative may be much greater than the derivative's original cost and may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction could default. Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of its corresponding instrument. Additionally, to the extent the Fund is required to segregate or "set aside" (often referred to as "asset segregation") liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Deliverable and Non-Deliverable Foreign Currency Forwards and Options Risk. Deliverable and non-deliverable foreign currency forward and options contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward and options contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund's ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Options and Futures Contracts Risk. Participation in the options or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Fund's investment adviser's prediction of movements in the underlying reference securities, interest rate or currency markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

Swaps Risk. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the agreement), credit risk and pricing risk (i.e., swaps may be difficult to value). In instances where an investment in a swap is meant to be correlated to an investment in the instrument or security underlying the swap, such correlation may not be perfect and/or may not result in the expected outcome due to these added risks. In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. As a result of the Dodd-Frank Act, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. The regulation of swaps markets has increased over the last few years, and future regulation of the swaps markets may make swaps more costly, may limit the availability of swaps, or may otherwise adversely affect the value or performance of swaps. Any such adverse future developments could impair the effectiveness of the Fund's swaps transactions and cause the Fund to lose value.

Risks of Holding Cash or Similar Instruments. During periods when the Fund holds a substantial position in cash and money market instruments, the Fund will earn less income than it would if it invested in higher yielding securities. Holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective. To the extent that the Fund invests in money market mutual funds for its cash position, the Fund will indirectly bear its pro rata portion of such funds' management fees and operational expenses. These expenses are in addition to the expenses the Fund bears directly in connection with its own operations.

Foreign Securities and Foreign Currencies Risk. The Fund invests in foreign debt and equity securities. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; U.S. and foreign government actions, such as the imposition of tariffs, economic and trade sanctions or embargoes; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

Emerging Market Risk. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales also may cause the Fund to have higher expenses than those of other funds due to the payment of dividends and interest, if any, in connection with the short positions as well as the cost to borrow the security.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market's assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund's overall risk level will depend on the market sectors and countries in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors and countries. The Fund may overweight or underweight certain companies, industries, market sectors, or countries, which may cause the Fund's performance to be more or less sensitive to developments affecting those companies, industries, sectors or countries. The Fund may have significant weightings in a particular issuer, country, sector or industry, which may subject the Fund to greater risks than less focused funds.

High Rates of Turnover. The Fund may experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market's assessment of the issuers than a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of two broad-based securities indices. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-877-779-0079.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of two broad-based securities indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The additional index shows how the Fund’s performance compares with the returns of an index tracking average T-bill rates for each of the prior three months, adjusted to a bond-equivalent basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-779-0079
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return for the year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 12.31% (quarter ended 3/31/19) and the lowest return for a quarter was –8.52% (quarter ended 12/31/18).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Driehaus Event Driven Fund | Driehaus Event Driven Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEVDX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[3]
Other Expenses Excluding Dividends and Interest on Short Sales	rr_Component1OtherExpensesOverAssets	0.63%	[3]
Dividends and Interest on Short Sales	rr_Component2OtherExpensesOverAssets	0.30%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[3]
One Year	rr_ExpenseExampleYear01	$ 196
Three Years	rr_ExpenseExampleYear03	606
Five Years	rr_ExpenseExampleYear05	1,042
Ten Years	rr_ExpenseExampleYear10	$ 2,254
Annual Return 2014	rr_AnnualReturn2014	(6.35%)
Annual Return 2015	rr_AnnualReturn2015	(1.08%)
Annual Return 2016	rr_AnnualReturn2016	6.25%
Annual Return 2017	rr_AnnualReturn2017	4.35%
Annual Return 2018	rr_AnnualReturn2018	(4.03%)
Annual Return 2019	rr_AnnualReturn2019	19.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.52%)
1 Year	rr_AverageAnnualReturnYear01	19.53%
5 Years	rr_AverageAnnualReturnYear05	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2013
Driehaus Event Driven Fund | After Taxes on Distributions | Driehaus Event Driven Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.97%
5 Years	rr_AverageAnnualReturnYear05	4.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2013
Driehaus Event Driven Fund | After Taxes on Distributions and Sales | Driehaus Event Driven Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.59%
5 Years	rr_AverageAnnualReturnYear05	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2013
Driehaus Event Driven Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2013
Driehaus Event Driven Fund | FTSE 3-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.25%	[10]
5 Years	rr_AverageAnnualReturnYear05	1.05%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2013	[10]
Driehaus Emerging Markets Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Emerging Markets Opportunities Fund Ticker: DMAGX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Emerging Markets Opportunities Fund (the "Fund") seeks to maximize total return. Total return is the sum of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 155% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee and Expense Reimbursement have been restated to reflect a full year at these rates which became effective May 1, 2019.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. Further, the information in the Financial Highlights does not include the restatement of the fees described, nor does it include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense reimbursement shown in the Annual Fund Operating Expenses table is reflected for the first year in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed by the Fund's investment adviser ("Adviser"). Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in emerging markets securities. Issuers of emerging markets securities may include: (i) issuers organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) issuers which, regardless of where organized or where securities traded, have significant economic exposure in or with emerging market countries. The Adviser will deem an issuer to have significant economic exposure to emerging markets if the issuer has at least 50% of its assets in emerging markets or derives or is expected to derive (in the opinion of the Adviser) at least 50% of its total revenue or profit from goods purchased or sold, services performed, or sales or investments made in emerging markets. The Fund generally defines an "emerging market" as including, but not limited to, any of the countries or markets represented in the MSCI Emerging Markets Index, or any other country or market with similar emerging characteristics.

The Fund opportunistically invests across multiple asset classes and various security types including equity securities, American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), exchange-traded funds ("ETFs"), currencies, debt securities such as corporate and sovereign/government bonds, equity-convertible securities such as warrants, rights, and options, and derivative securities such as futures contracts, forwards, options and swaps. The Fund may take both long and short positions across these asset classes.

In managing the Fund, the Adviser uses an investment approach that integrates top-down (focusing on the economy and market trends) analysis of the overall economy and bottom-up (focusing on individual stocks) analysis of individual securities. From a top-down perspective, the Adviser looks at the relative value of securities across asset classes to identify assets to include in the Fund's portfolio. Bottom-up analysis employs a growth style of investing based on the determination that a company's revenue and earnings growth can materially exceed market expectations. Bottom-up analysis involves evaluating fundamental factors, including the company's business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The Adviser's decision to buy or sell a security is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. The Adviser also takes environmental, social and governance ("ESG") factors into account when evaluating investment opportunities.

The Fund is not constrained based on the country, region, market capitalization, credit quality or duration of its investments, and its assets may at times be concentrated in a particular country or region. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one market or country at a given time; the Fund may invest significant assets in any single market or country. The composition and asset allocation of the Fund's investment portfolio will vary over time. For example, during certain times, the Fund's investment portfolio may be heavily weighted in equity securities, while during other times, the Fund's investment portfolio may be heavily weighted in debt securities. There are no limitations on the magnitude of such weightings. The securities and instruments in which the Fund invests may also be concentrated in a particular country, asset class, segment of the economy, or issuer. The Fund may invest in issuers across all market capitalizations as well as in issuers with limited operating histories. The Fund may invest in debt securities with a range of maturities from short to long term. Debt securities may include below investment grade debt securities ("junk bonds") which are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal.

The Fund's investments in derivatives provide long and short exposures to equity securities, ETFs, debt securities, commodities, currencies and interest rate movements. Derivatives may provide more efficient and economical exposure to market segments than direct investments and may also be a quicker and more efficient way to alter the Fund's exposure than buying and selling direct investments. The Fund may purchase or write options on equity securities, ETFs and other similar securities, as well as on futures and foreign currencies. The Fund may also engage in short sale transactions. In seeking to achieve its investment objective, the Fund may invest in deliverable and non-deliverable foreign currency forwards, credit default swaps, and interest rate swaps. Derivatives may be used for hedging purposes, including to hedge against interest rate, credit and currency fluctuations, as well as for speculative purposes to achieve the Fund's investment objective.

In addition to the Fund's currency exposure that results from its investments in equity and debt securities denominated in foreign currencies (and any related hedging), the Fund may hold foreign currency (or related derivatives) independently of any such investments, may hold a currency even if the Fund does not hold any securities denominated in that currency, and may have long or short exposure to a currency.

The Fund may hold a substantial position in cash and money market instruments. The cash holdings of the Fund will vary significantly based on the Adviser's use of derivatives. Generally, as the Fund holds more derivatives, the Fund will be required to post more cash margin, resulting in a higher cash balance.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who seek to maximize total return. Of course, there can be no assurance that the Fund will achieve its objective. As with any investment, you may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that the value of the Fund's assets will fluctuate as the stock, bond or currency markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares. Due to the uncertainty caused by pandemic risks, global markets may experience increased volatility which could adversely affect the performance of the Fund's investments.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; U.S. and foreign government actions, such as imposition of tariffs, economic and trade sanctions or embargoes; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, illiquidity, expropriation, devaluation or other adverse political or social developments. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Market Risk. The Fund invests in and is otherwise exposed to emerging markets and therefore the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Frontier Market Risk. In addition to the risks of investing in foreign securities and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme price volatility and illiquidity.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds due to the payment of dividends and interest, if any, in connection with the short position as well as the cost to borrow the security.

Main Risks of Derivatives. Derivative instruments (such as swaps, options, futures and forwards) often have risks similar to their underlying currency, security or index, in addition to other risks. The use of derivatives also involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, since the Fund may invest in derivatives for speculative purposes, losses from speculative positions in a derivative may be much greater than the derivative's original cost and may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction could default.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of its corresponding instrument. Additionally, to the extent the Fund is required to segregate or "set aside" (often referred to as "asset segregation") liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Deliverable and Non-Deliverable Foreign Currency Forwards and Options Risk. Deliverable and non-deliverable foreign currency forward and options contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward and options contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund's ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

Options and Futures Contracts Risk. Participation in the options or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Fund's investment adviser's prediction of movements in the underlying reference securities, interest rate or currency markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

Swaps Risk. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the agreement), credit risk and pricing risk (i.e., swaps may be difficult to value). In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. As a result of the Dodd-Frank Act, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. The regulation of swaps markets has increased over the last few years, and future regulation of the swaps markets may make swaps more costly, may limit the availability of swaps, or may otherwise adversely affect the value or performance of swaps. Any such adverse future developments could impair the effectiveness of the Fund's swaps transactions and cause the Fund to lose value.

Sovereign Debt Obligation Risk. No established market may exist for many sovereign debt obligations. Reduced secondary market liquidity may have an adverse effect on the market price and the Fund's ability to dispose of particular instruments when necessary to meet its liquidity requirements or in response to specific economic events such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain sovereign debt obligations may also make it more difficult for the Fund to obtain accurate market quotations for the purpose of valuing its portfolio. Market quotations are generally available on many sovereign debt obligations only from a limited number of dealers and may not necessarily represent firm bids of those dealers or prices for actual sales.

By investing in sovereign debt obligations, the Fund will be exposed to the direct or indirect consequences of political, social, and economic changes in various countries. Political changes in a country may affect the willingness of a foreign government to make or provide for timely payments of its obligations. The country's economic status, as reflected in, among other things, its inflation rate, the amount of external debt and its gross domestic product, will also affect the government's ability to honor its obligations.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security's price to fall, potentially lowering the Fund's share price. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer's securities. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the Fund's share price. The longer a debt security's effective maturity and duration, the more its price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." If an issuer "calls" its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

Fixed-Income Market Risk. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

High Yield Risk. Low-rated and comparable unrated securities ("junk bonds"), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to sell particular securities.

Allocation Risk. The Fund's overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

Risk of Investing in China. The Chinese economy may be negatively impacted by trade or political disputes with China's major trading partners, including the U.S., a decrease in the global demand for Chinese exports or a reduction in spending by Chinese consumers on domestic products. The central government in China has historically exercised significant control over China's economy through state ownership and administrative regulation. Government action could have a substantial adverse effect on economic conditions in China, the economic prospects for and the market prices and liquidity of the securities of Chinese companies and the payment of dividends and interest by Chinese companies. In addition, expropriation, including nationalization; confiscatory taxation, political, economic or social instability, environmental issues, or other developments could adversely affect and significantly diminish the value of the Chinese companies in which the Fund invests.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes when distributed. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Exchange-Traded Funds Risk. The Fund may purchase shares of exchange-traded funds ("ETFs"). All ETFs are investment companies that are bought and sold on a securities exchange. An ETF generally represents a portfolio of securities designed to track a particular market index. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the index is designed to track, although lack of liquidity in a particular ETF could result in it being more volatile than the underlying portfolio of securities and trading at a discount to its net asset value. ETFs also have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs. An adverse effect of liquidity on ETF shares may lead to differences between the ETF's net asset value and market value.

Liquidity Risk. When there is little or no active trading market for specific types of securities or an unusually high volume of redemptions or other similar conditions it can become more difficult to sell the securities at or near their perceived value or the Fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. In such a market, the value of such securities and the Fund's share price may decrease and in extreme conditions, the Fund could have difficulty meeting redemption requests. No active trading market may exist for some derivatives, bonds or equity securities. Certain securities may be subject to restrictions on resale. The inability to dispose of (or convert to cash) derivatives, bonds, ETFs or equity securities in a timely fashion could result in losses to the Fund.

Risks of Holding Cash or Similar Instruments. During periods when the Fund holds a substantial position in cash and money market instruments, the Fund will earn less income than it would if it invested in higher yielding securities. Holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective. To the extent that the Fund invests in money market mutual funds for its cash position, the Fund will indirectly bear its pro rata portion of such funds' management fees and operational expenses. These expenses are in addition to the expenses the Fund bears directly in connection with its own operations.

Manager Risk. How the investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the Adviser's investment strategy does not achieve the Fund's objective or the investment adviser does not implement the strategy successfully.

Main Risks of Equity Securities. The risks that could affect the value of the Fund's shares and the total return on an investment in the Fund include the possibility that the equity securities held by the Fund (such as common stocks, preferred stocks, convertible securities, rights and warrants) will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, or factors directly related to a specific company. In a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with limited operating histories and less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Micro-Cap Company Risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies may also have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the Fund's estimate of the company's current worth, also involve increased risk.

Depositary Receipts. The Fund may invest in foreign securities in the form of depositary receipts which include American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") (collectively "Depository Receipts").

Investment in Depository Receipts does not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk. To the extent a Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. In the case of an unsponsored Depository Receipt, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored Depository Receipt. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart will show the volatility — or variability — of the Fund's annual total returns over time. The table shows the Fund's average annual total returns for certain time periods compared to the return of two broad-based market indices. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com/performance or by calling 1-877-779-0079.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart will show the volatility — or variability — of the Fund's annual total returns over time. The table shows the Fund's average annual total returns for certain time periods compared to the return of two broad-based market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This secondary index shows how the Fund’s performance compares with the returns of an index tracking a blend of equity and debt securities in the emerging markets.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-779-0079
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return for the year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 10.51% (quarter ended 12/31/19) and the lowest return for a quarter was –9.21% (quarter ended 6/30/18).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Driehaus Emerging Markets Opportunities Fund | Driehaus Emerging Markets Opportunities Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DMAGX
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	0.90%	[3],[11]
Other Expenses	rr_OtherExpensesOverAssets	0.96%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[3]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3],[12]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[3]
One Year	rr_ExpenseExampleYear01	$ 103
Three Years	rr_ExpenseExampleYear03	417
Five Years	rr_ExpenseExampleYear05	849
Ten Years	rr_ExpenseExampleYear10	$ 2,054
Annual Return 2018	rr_AnnualReturn2018	(13.22%)
Annual Return 2019	rr_AnnualReturn2019	21.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.21%)
1 Year	rr_AverageAnnualReturnYear01	21.64%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017
Driehaus Emerging Markets Opportunities Fund | After Taxes on Distributions | Driehaus Emerging Markets Opportunities Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.19%
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017
Driehaus Emerging Markets Opportunities Fund | After Taxes on Distributions and Sales | Driehaus Emerging Markets Opportunities Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017
Driehaus Emerging Markets Opportunities Fund | MSCI Emerging Markets Index-Net (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.42%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	8.25%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[13]
Driehaus Emerging Markets Opportunities Fund | MSCI Emerging Markets/JP Morgan Global Bond Index Emerging Markets Global Diversified Equally Weighted Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.06%	[14]
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[14]

[1]	A shareholder may be required to pay a commission to their financial intermediary.
[2]	The additional index shows how the Fund's performance compares with the returns of an index with a growth bias.
[3]	A shareholder may be required to pay a commission to their financial intermediary.
[4]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to waive a portion of its Management Fee and to reimburse operating expenses to the extent necessary to cap the Driehaus Emerging Markets Small Cap Growth Fund's ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales and other investment-related costs, acquired fund fees and expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) at 1.45% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund's shareholders, or October 31, 2021. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement was made, the investment adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap that was in place at the time of the waiver as well as the existing operating expense cap.
[5]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) at 1.20% of average daily net assets for the Investor Shares and 0.95% of average daily net assets for the Institutional Shares until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund's shareholders, or April 30, 2021. Pursuant to this agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement was made, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap that was in place at the time of the waiver as well as the existing operating expense cap. Because of this agreement, the Fund may pay the Adviser less than the contractual management fee.
[6]	"Other Expenses" are estimated for the current year because the Fund does not expect to commence operations until May 1, 2020.
[7]	Driehaus Capital Management LLC, the Fund's investment adviser, has entered into a contractual agreement to cap the Fund's ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related expenses, acquired Fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) at 0.95% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund's shareholders, or May 1, 2023. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period of three years subsequent to the Fund's commencement of operations on May 1, 2020, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap that was in place at the time of the waiver/expense reimbursement as well as the current operating expense cap.
[8]	The FTSE 3-Month T-Bill Index shows how the Fund's performance compares with the average T-bill rates for each of the prior three months, adjusted to a bond-equivalent basis.
[9]	The use of the Bloomberg Barclays U.S. Aggregate Bond Index shows how the Fund's performance and volatility compares with an index that tracks the U.S. investment grade fixed rate bond market.
[10]	The additional index shows how the Fund's performance compares with the returns of an index tracking average T-bill rates for each of the prior three months, adjusted to a bond-equivalent basis.
[11]	The Management Fee and Expense Reimbursement have been restated to reflect a full year at these rates which became effective May 1, 2019. Total Annual Fund Operating Expenses do not correlate to the "ratio of expenses to average net assets" provided in the Financial Highlights. Further, the information in the Financial Highlights does not include the restatement of the fees described, nor does it include Acquired Fund Fees and Expenses.
[12]	Driehaus Capital Management LLC, the Fund's investment adviser (the "Adviser"), has entered into a contractual agreement to cap the Fund's ordinary annual operating expenses (excluding interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) at 0.99% of average daily net assets until the earlier of the termination of the investment advisory agreement, by the Board of Trustees or the Fund's shareholders, or April 30, 2022. Pursuant to the agreement, and so long as the investment advisory agreement is in place, for a period not to exceed three years from the date on which the waiver or reimbursement is made, the Adviser is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio remains below the operating expense cap that was in place at the time of the waiver / expense reimbursement as well as the current operating expense cap.
[13]	This index shows how the Fund's performance compares with the returns of a long-only emerging markets related index. As of the date of this prospectus, this index is deemed the Fund's primary index based on the Fund's level of investment in equity securities in the emerging markets.
[14]	This secondary index shows how the Fund's performance compares with the returns of an index tracking a blend of equity and debt securities in the emerging markets.